Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Portion of Sponsor Funding Received

Balance at December 31, 2025	$3,224,254
Reduction of Property operating expense – affiliates	(532,473)

Balance at June 30, 2026	$2,691,781

Below is a summary of the portion of sponsor funding received which exceeds the fair value of the Series C Units issued:

Balance at December 31, 2023	$3,372,686
Total consideration received	1,215,984
Reduction of Property operating expense - affiliates	(811,566)

Balance at December 31, 2024	$3,777,104

Total consideration received	484,810
Reduction of Property operating expense - affiliates	(1,037,660)

Balance at December 31, 2025	$3,224,254

Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	35 years
Site Improvements	7-10 years

Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	35 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable
The table below summarizes our fixed rate notes payable at June 30, 2026 and December 31, 2025. The estimated fair value of financial instruments is subjective in nature and are dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate notes payable were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. These assumptions are considered Level 2 inputs within the fair value hierarchy. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of June 30, 2026 and December 31, 2025, we believe the fair value of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	June 30, 2026		December 31, 2025
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$125,000,000	$125,505,100	$129,200,000	$129,341,800

The table below summarizes our fixed rate notes payable at December 31, 2025, we had no fixed rate notes payable outstanding at December 31, 2024. The estimated fair value of financial instruments is subjective in nature and are dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of our fixed and variable rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. These assumptions are considered level 2 inputs within the fair value hierarchy. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. As of December 31, 2025 and 2024, we believe the fair value of our variable rate debt are reasonably estimated at their notional amounts as there have been minimal changes to the fixed spread portion of interest rates for similar loans observed in the market, and as the variable portion of our interest rates fluctuate with the associated market indices.

	December 31, 2025		December 31, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$129,200,000	$129,341,800	$—	$—

Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis
The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other assets – interest rate hedges	$—	$2,847,001	$—
Accounts payable and accrued liabilities – interest rate hedges	$—	$312,339	$—

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other assets – interest rate hedges	$—	$1,563,065	$—
Accounts payable and accrued liabilities – interest rate hedges	$—	$496,702	$—

Schedule of Income Tax Expense (Benefit) Reconciliation
Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2025, 2024, and 2023:

	December 31, 2025	Rate
Expected tax at statutory rate	(5,039,957)	21.0%
Non-taxable REIT (income) loss	3,310,797	-13.8%
Foreign Tax Affect
Canadian rate differential	(461,086)	1.9%
Change in Valuation Allowance	2,658,480	-11.1%
Other adjustments	(436,883)	1.9%
Other	(31,351)	0.1%

Total provision	—	0.0%

	December 31, 2024	Rate
Expected tax at statutory rate	(7,471,394)	21.0%
Non-taxable REIT (income) loss	4,452,671	-12.5%
Change in valuation allowance	3,857,555	-10.9%
Other	(838,832)	2.4%

Total provision	—	0.0%

	December 31, 2023	Rate
Expected tax at statutory rate	(6,916,994)	21.0%
Non-taxable REIT (income) loss	4,057,517	-12.3%
Change in valuation allowance	2,853,603	-8.7%
Other	5,874	0.0%

Total provision	—	0.0%

Schedule of Domestic and International Components of Loss Before Income Taxes
The domestic and international components of loss before income taxes are presented for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Domestic	$(15,616,410)	$(21,330,680)	$(19,348,319)
Foreign	(8,383,384)	(14,247,387)	(13,589,746)

Loss before income taxes	$(23,999,794)	$(35,578,067)	$(32,938,065)

We did not pay any federal, state, or local income taxes for the years ended December 31, 2025, 2024, and 2023.

Schedule of Deferred Tax Asset

	June 30, 2026	December 31, 2025
Deferred tax asset:
Canadian interest expense limitation	$4,863,944	$4,127,546
Canadian carryforward capital losses	8,971,657	8,778,327
Canadian real estate	216,580	241,259

Total deferred tax asset	14,052,181	13,147,132

Deferred tax liabilities:
Canadian real estate	(3,696,042)	(3,452,403)

Total deferred tax liabilities	(3,696,042)	(3,452,403)

Valuation allowance	(10,356,139)	(9,694,729)

Net deferred tax liabilities	$—	$—

The major sources of temporary differences that give rise to the deferred tax effects are shown below:

	December 31, 2025	December 31, 2024
Deferred tax asset:
Canadian interest expense limitation	$4,127,546	$2,212,174
Canadian carryforward capital losses	8,778,327	7,091,216
Canadian real estate	241,259	229,864

Total deferred tax asset	13,147,132	9,533,254

Deferred tax liabilities:
Canadian real estate	(3,452,403)	(2,822,096)

Total deferred tax liabilities	(3,452,403)	(2,822,096)

Valuation allowance	(9,694,729)	(6,711,158)

Net deferred tax liabilities	$—	$—

Schedule of Securities Excluded from Computation of Diluted Earnings Per Share
The following table presents the unconverted Series B Convertible Preferred Stock and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the treasury stock or if-converted
method, as applicable:

	For the six months ended June 30,
	2026	2025
	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series B Convertible Preferred Stock	13,636,364	13,636,364
Unvested restricted stock awards	12,500	11,875

	13,648,864	13,648,239

The following table presents the unconverted Series B Convertible Preferred Stock and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the treasury stock or if-converted
method, as applicable:

	For the year ended December 31,
	2025	2024	2023
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series B Convertible Preferred Stock	13,636,364	13,636,364	13,636,364
Unvested restricted stock awards	11,875	8,832	9,375

	13,648,239	13,645,196	13,645,739